Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,704.6
Impairments		$ 527.8
Ending balance	905.2	1,704.6
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,387.2	10,775.9
Capital expenditures	57.2	103.2
Dispositions	(0.1)	(53.3)
Transfer to assets held for sale		(423.0)
Transfer from assets held for sale	423.0
Net decommissioning dispositions	(29.0)	(15.6)
Ending balance	10,838.3	10,387.2
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,708.3)	(8,202.0)
Depletion and depreciation	122.1	236.0
Impairments	766.2	657.7
Dispositions		41.4
Transfer to assets held for sale		(346.0)
Transfer from assets held for sale	346.0
Ending balance	(9,942.6)	(8,708.3)
Oil and gas assets/Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,678.9
Ending balance	895.7	1,678.9
Oil and gas assets/Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,211.6	10,600.8
Capital expenditures	57.0	102.7
Dispositions	(0.1)	(53.3)
Transfer to assets held for sale		(423.0)
Transfer from assets held for sale	423.0
Net decommissioning dispositions	(29.0)	(15.6)
Ending balance	10,662.5	10,211.6
Oil and gas assets/Facilities [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,558.2)	(8,066.2)
Depletion and depreciation	115.1	221.7
Impairments	747.5	657.7
Dispositions		41.4
Transfer to assets held for sale		(346.0)
Transfer from assets held for sale	346.0
Ending balance	(9,766.8)	(8,558.2)
Corporate assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	175.6	175.1
Capital expenditures	0.2	0.5
Dispositions	0.0
Transfer from assets held for sale	0.0
Net decommissioning dispositions	0.0
Ending balance	175.8	175.6
Corporate assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(150.1)	(135.8)
Depletion and depreciation	7.0	14.3
Impairments	18.7
Transfer from assets held for sale	0.0
Ending balance	$ (175.8)	$ (150.1)